Subsequent events (Details Narrative) $ / shares in Units, € in Thousands							6 Months Ended
	Aug. 05, 2025 USD ($)	Jul. 25, 2025 USD ($)	Jul. 23, 2025 USD ($) shares	Jul. 22, 2025 USD ($) $ / shares shares	Jul. 10, 2025 $ / shares shares	Aug. 21, 2023 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Aug. 11, 2025 EUR (€)	Jul. 28, 2025 USD ($)	Jul. 17, 2025 EUR (€)	May 16, 2025 USD ($)	Dec. 31, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Proceeds from shares | €							€ 253	€ 5,942
Proceeds from issue of ordinary shares						$ 2,000,000	1,700
Equity offering value | €							€ 3						€ 3
ATM equity offering program [member]
IfrsStatementLineItems [Line Items]
Equity offering value												$ 2,064,262
Subsequent events [member]
IfrsStatementLineItems [Line Items]
Reverse share split					On 10 July 2025, the Company announced a 1-for-35 reverse share split of its Class A ordinary shares, effective 14 July 2025
Number of shares issued | shares			3,244,660		783,376
Nominal value per share | $ / shares					$ 0.0035
Outstanding principal | €											€ 30,000
Gross proceeds			$ 4,300,000
Percentage of shares ownership			50.00%
Equity offering value										$ 2,064,000.000
Payments to acquire ownership	$ 40,000
Anticipated interest percentage									51.00%
Investment | €									€ 500
Subsequent events [member] | Al shola gas [member] | Dubai LPG projects [member]
IfrsStatementLineItems [Line Items]
Operating expense		$ 517,000
Subsequent events [member] | Al shola gas [member] | High rise [member]
IfrsStatementLineItems [Line Items]
Operating expense		241,000
Subsequent events [member] | Al shola gas [member] | Mixed use development [member]
IfrsStatementLineItems [Line Items]
Operating expense		$ 232,000
Subsequent events [member] | ATM equity offering program [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				7,380,985
Gross proceeds				$ 2,063.999
Proceeds from issue of ordinary shares				1,990,000
Commissions expense				$ 60,000.00
Equity offering value										$ 4,184,000		$ 2,064,000.000
Subsequent events [member] | Post split term [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				210,894
Subsequent events [member] | January and march 2025 senior convertible notes [member]
IfrsStatementLineItems [Line Items]
Outstanding principal				$ 2,277,925
Converted shares | shares				492,714
Conversion price per share | $ / shares				$ 4.65
Number of shares not converted | shares				53,000
Proceeds from shares				$ 4,300,000